Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The components of property and equipment are as follows (in thousands of Korean Won):

	March 31, 2019		December 31, 2018
Office equipment	￦	219,980	￦	219,980
Fixtures and furniture		48,520		48,520
Other		285,113		285,112
Total, at cost		553,613		553,612
Less: Accumulated depreciation		(513,239)		(509,388)
		40,374		44,224

The components of property and equipment are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Office equipment	￦	219,980	￦	219,980
Fixtures and furniture		48,520		48,520
Other		285,112		285,113
Total, at cost		553,612		553,613
Less: Accumulated depreciation		(509,388)		(493,805)
Total, net	￦	44,224	￦	59,808

Schedule of Components of Lease Property
Right-of-use lease assets - operating		450,933		-
Less: Accumulated depreciation		(184,152)		-
Right-of-use lease assets - operating, net		266,781		-
Total, net	￦	307,155	￦	44,224